Schedule of Investments (unaudited)
December 31, 2024
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.8%
AAR Corp.(a)	2,581	$ 158,164
AeroVironment, Inc.(a)	2,049	315,321
Mercury Systems, Inc.(a)	3,709	155,778
Triumph Group, Inc.(a)	5,660	105,615
		734,878
Air Freight & Logistics — 0.3%
Forward Air Corp.(a)	1,488	47,988
Hub Group, Inc., Class A	4,448	198,203
		246,191
Automobile Components — 1.4%
Adient PLC(a)	6,380	109,927
American Axle & Manufacturing Holdings, Inc.(a)	9,064	52,843
Dana, Inc.	9,442	109,150
Dorman Products, Inc.(a)	1,987	257,416
Fox Factory Holding Corp.(a)	3,050	92,323
Gentherm, Inc.(a)	2,267	90,510
LCI Industries	1,863	192,616
Patrick Industries, Inc.	2,459	204,294
Standard Motor Products, Inc.	1,510	46,780
XPEL, Inc.(a)	1,659	66,260
		1,222,119
Automobiles — 0.1%
Winnebago Industries, Inc.	2,116	101,102
Banks — 9.8%
Ameris Bancorp	4,733	296,144
Atlantic Union Bankshares Corp.	6,165	233,530
Axos Financial, Inc.(a)	3,964	276,885
Banc of California, Inc.	10,080	155,837
BancFirst Corp.	1,455	170,497
Bancorp, Inc. (The)(a)(b)	3,299	173,626
Bank of Hawaii Corp.	2,760	196,622
BankUnited, Inc.	5,149	196,537
Banner Corp.	2,380	158,913
Berkshire Hills Bancorp, Inc.	2,821	80,201
Brookline Bancorp, Inc.	6,346	74,883
Capitol Federal Financial, Inc.	9,180	54,254
Cathay General Bancorp	4,848	230,813
Central Pacific Financial Corp.	1,787	51,912
City Holding Co.	1,079	127,840
Community Financial System, Inc.	3,678	226,859
Customers Bancorp, Inc.(a)	2,133	103,834
CVB Financial Corp.	9,608	205,707
Dime Community Bancshares, Inc.	2,737	84,122
Eagle Bancorp, Inc.	2,182	56,798
FB Financial Corp.	2,561	131,917
First BanCorp/Puerto Rico	11,139	207,074
First Bancorp/Southern Pines NC	3,039	133,625
First Commonwealth Financial Corp.	7,284	123,245
First Financial Bancorp	6,766	181,870
First Hawaiian, Inc.	9,358	242,840
Fulton Financial Corp.	12,703	244,914
Hanmi Financial Corp.	1,808	42,705
Heritage Financial Corp.	2,413	59,119
Hilltop Holdings, Inc.	3,375	96,626
Hope Bancorp, Inc.	8,905	109,443
Independent Bank Corp.	2,948	189,232
Independent Bank Group, Inc.	2,638	160,048
Lakeland Financial Corp.	1,821	125,212
National Bank Holdings Corp., Class A	2,762	118,932
Security	Shares	Value
Banks (continued)
NBT Bancorp, Inc.	3,182	$ 151,972
Northwest Bancshares, Inc.	9,383	123,762
OFG Bancorp	3,302	139,741
Pacific Premier Bancorp, Inc.	6,665	166,092
Park National Corp.	1,064	182,402
Pathward Financial, Inc.	1,738	127,882
Preferred Bank	561	48,459
Provident Financial Services, Inc.	7,629	143,959
Renasant Corp.	4,649	166,202
S&T Bancorp, Inc.	2,699	103,156
Seacoast Banking Corp. of Florida	6,010	165,455
ServisFirst Bancshares, Inc.	3,673	311,250
Simmons First National Corp., Class A	9,189	203,812
Southside Bancshares, Inc.	2,138	67,903
Stellar Bancorp, Inc.	3,478	98,601
Tompkins Financial Corp.	916	62,132
Triumph Financial, Inc.(a)	1,605	145,862
TrustCo Bank Corp.	1,323	44,069
Trustmark Corp.	4,243	150,075
United Community Banks, Inc.	8,263	266,978
Veritex Holdings, Inc.	4,019	109,156
WaFd, Inc.	5,943	191,602
Westamerica BanCorp	1,959	102,769
WSFS Financial Corp.	4,151	220,543
		8,816,450
Beverages — 0.1%
MGP Ingredients, Inc.	1,089	42,874
National Beverage Corp.	1,713	73,094
		115,968
Biotechnology — 2.5%
ADMA Biologics, Inc.(a)	17,298	296,661
Alkermes PLC(a)	11,840	340,518
Arcus Biosciences, Inc.(a)	3,951	58,830
Catalyst Pharmaceuticals, Inc.(a)(b)	8,204	171,218
Dynavax Technologies Corp.(a)(b)	8,947	114,253
Ironwood Pharmaceuticals, Inc., Class A(a)	10,915	48,353
Krystal Biotech, Inc.(a)	1,852	290,134
Myriad Genetics, Inc.(a)	6,662	91,336
Protagonist Therapeutics, Inc.(a)	4,361	168,335
TG Therapeutics, Inc.(a)	9,767	293,987
Vericel Corp.(a)	3,612	198,335
Vir Biotechnology, Inc.(a)	7,085	52,004
Xencor, Inc.(a)	4,808	110,488
		2,234,452
Broadline Retail — 0.6%
Etsy, Inc.(a)	8,232	435,390
Kohl’s Corp.	8,140	114,286
		549,676
Building Products — 2.9%
American Woodmark Corp.(a)	1,134	90,187
Apogee Enterprises, Inc.	1,606	114,684
Armstrong World Industries, Inc.	3,190	450,843
AZZ, Inc.	2,186	179,077
CSW Industrials, Inc.	1,231	434,297
Gibraltar Industries, Inc.(a)	2,220	130,758
Griffon Corp.	2,905	207,039
Hayward Holdings, Inc.(a)	10,404	159,077
Insteel Industries, Inc.	1,509	40,758
Masterbrand, Inc.(a)	9,301	135,888
Quanex Building Products Corp.	3,440	83,386

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Resideo Technologies, Inc.(a)	10,755	$ 247,903
Zurn Elkay Water Solutions Corp.	10,432	389,113
		2,663,010
Capital Markets — 2.8%
Artisan Partners Asset Management, Inc., Class A	4,988	214,733
BGC Group, Inc., Class A	24,410	221,155
Brightsphere Investment Group, Inc.	2,048	53,944
Cohen & Steers, Inc.	1,961	181,079
Donnelley Financial Solutions, Inc.(a)	1,943	121,884
Moelis & Co., Class A	3,649	269,588
Piper Sandler Cos.	1,160	347,942
PJT Partners, Inc., Class A	1,734	273,643
StepStone Group, Inc., Class A	4,627	267,811
StoneX Group, Inc.(a)	2,076	203,386
Virtu Financial, Inc., Class A	5,912	210,940
Virtus Investment Partners, Inc.	483	106,540
WisdomTree, Inc.	8,374	87,927
		2,560,572
Chemicals — 2.1%
AdvanSix, Inc.	1,956	55,726
Balchem Corp.	2,379	387,765
Hawkins, Inc.	1,392	170,757
HB Fuller Co.	3,997	269,718
Ingevity Corp.(a)	2,660	108,395
Innospec, Inc.	1,825	200,859
Koppers Holdings, Inc.	1,559	50,512
Mativ Holdings, Inc.	3,976	43,338
Minerals Technologies, Inc.	2,334	177,874
Quaker Chemical Corp.	1,002	141,042
Sensient Technologies Corp.	3,100	220,906
Stepan Co.	1,547	100,091
		1,926,983
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.	4,595	235,172
Brady Corp., Class A, NVS	3,223	238,019
Deluxe Corp.	3,240	73,192
Enviri Corp.(a)	5,864	45,153
GEO Group, Inc. (The)(a)	9,958	278,625
Healthcare Services Group, Inc.(a)	5,363	62,291
HNI Corp.	3,498	176,194
Interface, Inc., Class A	4,266	103,877
Liquidity Services, Inc.(a)	1,631	52,665
Matthews International Corp., Class A	2,239	61,975
MillerKnoll, Inc.	5,061	114,328
OPENLANE, Inc.(a)	7,818	155,109
Pitney Bowes, Inc.	9,366	67,810
UniFirst Corp.	1,099	188,028
Viad Corp.(a)	1,551	65,933
		1,918,371
Communications Equipment — 0.9%
Calix, Inc.(a)	4,319	150,604
Digi International, Inc.(a)	2,665	80,563
Extreme Networks, Inc.(a)	9,669	161,859
Harmonic, Inc.(a)	8,527	112,812
NetScout Systems, Inc.(a)	5,248	113,672
Viasat, Inc.(a)(b)	6,201	52,770
Viavi Solutions, Inc.(a)	16,232	163,943
		836,223
Construction & Engineering — 1.3%
Arcosa, Inc.	3,569	345,265
Security	Shares	Value
Construction & Engineering (continued)
Dycom Industries, Inc.(a)	2,130	$ 370,748
Granite Construction, Inc.	3,199	280,584
MYR Group, Inc.(a)	1,180	175,549
		1,172,146
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	1,688	103,069
Encore Capital Group, Inc.(a)	1,734	82,833
Enova International, Inc.(a)	1,918	183,898
Green Dot Corp., Class A(a)	875	9,310
Navient Corp.	5,657	75,182
PRA Group, Inc.(a)	2,885	60,268
PROG Holdings, Inc.	3,040	128,470
World Acceptance Corp.(a)	243	27,323
		670,353
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)	2,351	95,262
Chefs’ Warehouse, Inc. (The)(a)	2,518	124,188
Grocery Outlet Holding Corp.(a)	7,108	110,956
PriceSmart, Inc.	1,817	167,473
SpartanNash Co.	2,470	45,250
United Natural Foods, Inc.(a)	4,384	119,727
		662,856
Containers & Packaging — 0.5%
O-I Glass, Inc.(a)	11,317	122,677
Sealed Air Corp.	9,969	337,251
		459,928
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.(a)	2,743	249,202
Frontdoor, Inc.(a)	5,549	303,364
Mister Car Wash, Inc.(a)	6,839	49,856
Perdoceo Education Corp.	4,208	111,386
Strategic Education, Inc.	1,780	166,288
Stride, Inc.(a)	3,136	325,924
		1,206,020
Diversified REITs — 0.8%
Alexander & Baldwin, Inc.	5,315	94,288
American Assets Trust, Inc.	3,476	91,280
Armada Hoffler Properties, Inc.	5,332	54,546
Essential Properties Realty Trust, Inc.	12,830	401,323
Global Net Lease, Inc.	14,493	105,799
		747,236
Diversified Telecommunication Services — 0.7%
Cogent Communications Holdings, Inc.	3,090	238,146
Lumen Technologies, Inc.(a)	74,260	394,321
		632,467
Electric Utilities — 0.3%
Otter Tail Corp.	3,061	226,024
Electrical Equipment — 0.4%
Powell Industries, Inc.	684	151,609
Sunrun, Inc.(a)	16,416	151,848
Vicor Corp.(a)	1,686	81,467
		384,924
Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc.	2,757	318,792
Arlo Technologies, Inc.(a)	7,343	82,168
Badger Meter, Inc.	2,152	456,482
Benchmark Electronics, Inc.	2,634	119,584
CTS Corp.	2,204	116,217

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
ePlus, Inc.(a)	1,941	$ 143,401
Insight Enterprises, Inc.(a)	1,999	304,048
Itron, Inc.(a)	3,300	358,314
Knowles Corp.(a)	6,445	128,449
OSI Systems, Inc.(a)(b)	1,137	190,368
PC Connection, Inc.	904	62,620
Plexus Corp.(a)	1,992	311,708
Rogers Corp.(a)	1,243	126,301
Sanmina Corp.(a)	3,999	302,604
ScanSource, Inc.(a)	1,603	76,062
TTM Technologies, Inc.(a)	7,462	184,685
		3,281,803
Energy Equipment & Services — 1.2%
Archrock, Inc.	12,818	319,040
Bristow Group, Inc.(a)	1,802	61,809
Cactus, Inc., Class A	4,878	284,680
Core Laboratories, Inc.(b)	3,436	59,477
Helix Energy Solutions Group, Inc.(a)(b)	10,463	97,515
Nabors Industries Ltd.(a)	698	39,905
Tidewater, Inc.(a)	3,523	192,743
		1,055,169
Entertainment — 0.6%
Cinemark Holdings, Inc.(a)	7,814	242,078
Madison Square Garden Sports Corp., Class A(a)	1,225	276,458
		518,536
Financial Services — 2.0%
EVERTEC, Inc.	4,655	160,737
HA Sustainable Infrastructure Capital, Inc.	8,670	232,616
Jackson Financial, Inc., Class A	428	37,270
Mr. Cooper Group, Inc.(a)	4,682	449,519
NMI Holdings, Inc., Class A(a)	5,791	212,877
Payoneer Global, Inc.(a)	17,398	174,676
Radian Group, Inc.	10,898	345,685
Walker & Dunlop, Inc.	2,347	228,152
		1,841,532
Food Products — 1.2%
B&G Foods, Inc.	6,119	42,160
Cal-Maine Foods, Inc.	2,978	306,496
Fresh Del Monte Produce, Inc.	2,456	81,564
Hain Celestial Group, Inc. (The)(a)	6,600	40,590
J & J Snack Foods Corp.	1,137	176,383
John B Sanfilippo & Son, Inc.	659	57,405
Simply Good Foods Co. (The)(a)	6,674	260,153
Tootsie Roll Industries, Inc.	1,291	41,738
TreeHouse Foods, Inc.(a)(b)	3,372	118,458
		1,124,947
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	1,667	202,291
MDU Resources Group, Inc.	14,920	268,858
Northwest Natural Holding Co.	3,009	119,036
		590,185
Ground Transportation — 0.9%
ArcBest Corp.	1,712	159,764
Heartland Express, Inc.	3,380	37,924
Hertz Global Holdings, Inc.(a)(b)	9,611	35,176
Marten Transport Ltd.	4,232	66,061
RXO, Inc.(a)	10,237	244,050
Schneider National, Inc., Class B	3,439	100,694
Werner Enterprises, Inc.	4,523	162,466
		806,135
Security	Shares	Value
Health Care Equipment & Supplies — 4.1%
Artivion, Inc.(a)	2,761	$ 78,937
Avanos Medical, Inc.(a)	3,363	53,539
CONMED Corp.	2,260	154,674
Embecta Corp.	4,222	87,184
Glaukos Corp.(a)	4,035	605,008
ICU Medical, Inc.(a)(b)	1,792	278,065
Inari Medical, Inc.(a)	3,684	188,068
Inspire Medical Systems, Inc.(a)	2,193	406,538
Integer Holdings Corp.(a)	2,454	325,204
Integra LifeSciences Holdings Corp.(a)	4,856	110,134
LeMaitre Vascular, Inc.	1,497	137,933
Merit Medical Systems, Inc.(a)	4,265	412,511
Omnicell, Inc.(a)	3,389	150,878
QuidelOrtho Corp.(a)	4,823	214,865
STAAR Surgical Co.(a)	3,606	87,590
Tandem Diabetes Care, Inc.(a)	4,806	173,112
TransMedics Group, Inc.(a)	2,456	153,132
UFP Technologies, Inc.(a)	533	130,324
		3,747,696
Health Care Providers & Services — 2.8%
AdaptHealth Corp.(a)	7,774	74,009
Addus HomeCare Corp.(a)	1,312	164,459
AMN Healthcare Services, Inc.(a)	2,786	66,641
Astrana Health, Inc.(a)	3,042	95,914
CorVel Corp.(a)(b)	1,992	221,630
Fulgent Genetics, Inc.(a)	1,577	29,127
Hims & Hers Health, Inc., Class A(a)	13,991	338,302
National HealthCare Corp.	904	97,234
NeoGenomics, Inc.(a)	9,393	154,797
Owens & Minor, Inc.(a)	5,408	70,683
Patterson Cos., Inc.	5,741	177,167
Pediatrix Medical Group, Inc.(a)	6,185	81,147
Premier, Inc., Class A	7,033	149,100
Privia Health Group, Inc.(a)	7,552	147,642
Progyny, Inc.(a)	5,421	93,512
RadNet, Inc.(a)	4,767	332,927
Select Medical Holdings Corp.	7,646	144,127
U.S. Physical Therapy, Inc.	1,105	98,025
		2,536,443
Health Care REITs — 0.8%
CareTrust REIT, Inc.	13,707	370,775
LTC Properties, Inc.	3,352	115,812
Medical Properties Trust, Inc.(b)	43,935	173,543
Universal Health Realty Income Trust	992	36,912
		697,042
Health Care Technology — 0.3%
Certara, Inc.(a)	8,010	85,307
HealthStream, Inc.	1,758	55,904
Schrodinger, Inc.(a)	4,055	78,221
Simulations Plus, Inc.	1,263	35,225
		254,657
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.	16,328	250,635
DiamondRock Hospitality Co.	15,191	137,175
Pebblebrook Hotel Trust	8,759	118,684
Summit Hotel Properties, Inc.	7,934	54,348
Sunstone Hotel Investors, Inc.	14,701	174,060
Xenia Hotels & Resorts, Inc.	7,451	110,722
		845,624

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure — 2.4%
BJ’s Restaurants, Inc.(a)	1,670	$ 58,675
Bloomin’ Brands, Inc.	5,526	67,472
Brinker International, Inc.(a)	3,251	430,075
Cheesecake Factory, Inc. (The)	3,436	163,004
Cracker Barrel Old Country Store, Inc.	1,625	85,898
Dave & Buster’s Entertainment, Inc.(a)(b)	2,301	67,166
Golden Entertainment, Inc.	1,505	47,558
Jack in the Box, Inc.	1,400	58,296
Monarch Casino & Resort, Inc.	928	73,219
Papa John’s International, Inc.	2,389	98,116
Penn Entertainment, Inc.(a)	10,949	217,009
Sabre Corp.(a)	28,235	103,058
Shake Shack, Inc., Class A(a)	2,929	380,184
Six Flags Entertainment Corp.	6,824	328,849
		2,178,579
Household Durables — 3.1%
Cavco Industries, Inc.(a)	593	264,614
Century Communities, Inc.	2,018	148,041
Ethan Allen Interiors, Inc.	1,656	46,550
Green Brick Partners, Inc.(a)	2,247	126,933
Helen of Troy Ltd.(a)	1,672	100,036
Installed Building Products, Inc.	1,699	297,750
La-Z-Boy, Inc.	3,061	133,368
Leggett & Platt, Inc.	9,827	94,339
LGI Homes, Inc.(a)	1,514	135,352
M/I Homes, Inc.(a)	1,991	264,703
Meritage Homes Corp.	2,648	407,315
Newell Brands, Inc.	30,441	303,192
Sonos, Inc.(a)	8,910	134,006
Tri Pointe Homes, Inc.(a)	6,849	248,345
Worthington Enterprises, Inc.	2,280	91,451
		2,795,995
Household Products — 0.6%
Central Garden & Pet Co.(a)	749	29,061
Central Garden & Pet Co., Class A, NVS(a)	3,806	125,788
Energizer Holdings, Inc.	4,781	166,809
WD-40 Co.	992	240,739
		562,397
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	2,702	66,064
Clearway Energy, Inc., Class C	6,061	157,586
		223,650
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc.	2,073	138,145
LXP Industrial Trust	21,551	174,994
		313,139
Insurance — 2.5%
Ambac Financial Group, Inc.(a)	3,685	46,615
AMERISAFE, Inc.	1,394	71,847
Assured Guaranty Ltd.	3,501	315,125
Employers Holdings, Inc.	1,667	85,400
Genworth Financial, Inc., Class A(a)	29,515	206,310
Goosehead Insurance, Inc., Class A(a)	1,785	191,388
HCI Group, Inc.	634	73,880
Horace Mann Educators Corp.	2,803	109,962
Lincoln National Corp.	9,926	314,753
Mercury General Corp.	1,945	129,304
Palomar Holdings, Inc.(a)	1,937	204,528
ProAssurance Corp.(a)	3,574	56,862
Safety Insurance Group, Inc.	1,086	89,486
Security	Shares	Value
Insurance (continued)
SiriusPoint Ltd.(a)	6,752	$ 110,665
Stewart Information Services Corp.	1,877	126,679
Trupanion, Inc.(a)	2,448	117,994
United Fire Group, Inc.	1,641	46,686
		2,297,484
Interactive Media & Services — 1.3%
Cargurus, Inc., Class A(a)	6,436	235,171
Cars.com, Inc.(a)	4,358	75,524
IAC, Inc.(a)	5,182	223,552
QuinStreet, Inc.(a)	4,261	98,301
Shutterstock, Inc.	1,760	53,416
TripAdvisor, Inc.(a)	8,056	118,987
Yelp, Inc.(a)	4,816	186,379
Ziff Davis, Inc.(a)	3,128	169,976
		1,161,306
IT Services — 0.5%
DigitalOcean Holdings, Inc.(a)	4,659	158,732
DXC Technology Co.(a)	13,247	264,675
		423,407
Leisure Products — 0.1%
Topgolf Callaway Brands Corp.(a)	10,358	81,414
Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.(a)(b)	2,648	68,742
Cytek Biosciences, Inc.(a)	7,635	49,551
Mesa Laboratories, Inc.	397	52,353
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	262	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	262	—
		170,646
Machinery — 4.4%
Alamo Group, Inc.	759	141,106
Astec Industries, Inc.	1,669	56,078
Barnes Group, Inc.	3,355	158,557
Enerpac Tool Group Corp., Class A	3,966	162,963
Enpro, Inc.	1,536	264,883
ESCO Technologies, Inc.	1,885	251,101
Federal Signal Corp.	4,472	413,168
Franklin Electric Co., Inc.	2,875	280,169
Gates Industrial Corp. PLC(a)	15,788	324,759
Greenbrier Cos., Inc. (The)	2,295	139,972
Hillenbrand, Inc.	5,139	158,179
John Bean Technologies Corp.	2,330	296,143
Kennametal, Inc.	5,688	136,626
Lindsay Corp.	794	93,938
Proto Labs, Inc.(a)	1,794	70,128
SPX Technologies, Inc.(a)	3,392	493,604
Standex International Corp.	884	165,299
Tennant Co.	1,381	112,593
Titan International, Inc.(a)	3,865	26,243
Trinity Industries, Inc.	6,012	211,021
Wabash National Corp.	3,171	54,319
		4,010,849
Marine Transportation — 0.4%
Matson, Inc.	2,430	327,661
Media — 0.9%
Cable One, Inc.	337	122,035
EchoStar Corp., Class A(a)	8,841	202,459
John Wiley & Sons, Inc., Class A	3,017	131,873
Scholastic Corp., NVS	1,819	38,799
TechTarget, Inc.(a)	1,991	39,462

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Media (continued)
TEGNA, Inc.	11,790	$ 215,639
Thryv Holdings, Inc.(a)	2,679	39,649
		789,916
Metals & Mining — 1.2%
ATI, Inc.(a)	10,438	574,507
Century Aluminum Co.(a)	3,803	69,290
Kaiser Aluminum Corp.	1,166	81,935
Materion Corp.	1,518	150,100
Metallus, Inc.(a)	2,736	38,660
MP Materials Corp., Class A(a)	8,838	137,873
SunCoke Energy, Inc.	6,154	65,848
		1,118,213
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
Apollo Commercial Real Estate Finance, Inc.	9,302	80,555
Arbor Realty Trust, Inc.(b)	10,465	144,940
ARMOUR Residential REIT, Inc.	3,775	71,197
Blackstone Mortgage Trust, Inc., Class A	12,659	220,393
Ellington Financial, Inc.	6,760	81,931
Franklin BSP Realty Trust, Inc.	5,989	75,102
KKR Real Estate Finance Trust, Inc.	4,502	45,470
New York Mortgage Trust, Inc.	7,032	42,614
PennyMac Mortgage Investment Trust	6,356	80,022
Ready Capital Corp.	12,333	84,111
Redwood Trust, Inc.	9,679	63,204
Two Harbors Investment Corp.	7,585	89,731
		1,079,270
Multi-Utilities — 0.1%
Unitil Corp.	1,185	64,215
Office REITs — 1.1%
Brandywine Realty Trust	12,635	70,756
Douglas Emmett, Inc.	10,243	190,110
Easterly Government Properties, Inc.	7,269	82,576
Highwoods Properties, Inc.	7,758	237,240
JBG SMITH Properties	6,182	95,017
SL Green Realty Corp.	5,172	351,282
		1,026,981
Oil, Gas & Consumable Fuels — 0.4%
CVR Energy, Inc.	2,501	46,869
Dorian LPG Ltd.	2,662	64,873
Green Plains, Inc.(a)	4,912	46,566
Par Pacific Holdings, Inc.(a)	4,094	67,101
REX American Resources Corp.(a)	1,199	49,986
World Kinect Corp.	4,250	116,917
		392,312
Paper & Forest Products — 0.2%
Sylvamo Corp.	2,521	199,209
Passenger Airlines — 1.3%
Alaska Air Group, Inc.(a)	9,289	601,463
Allegiant Travel Co.	1,064	100,144
JetBlue Airways Corp.(a)	21,830	171,584
SkyWest, Inc.(a)	2,951	295,483
Sun Country Airlines Holdings, Inc.(a)	2,867	41,801
		1,210,475
Personal Care Products — 0.4%
Edgewell Personal Care Co.	3,565	119,784
Interparfums, Inc.	1,313	172,672
USANA Health Sciences, Inc.(a)	866	31,081
		323,537
Security	Shares	Value
Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals, Inc.(a)	2,744	$ 101,885
ANI Pharmaceuticals, Inc.(a)	1,214	67,110
Collegium Pharmaceutical, Inc.(a)	2,360	67,614
Corcept Therapeutics, Inc.(a)	6,824	343,861
Harmony Biosciences Holdings, Inc.(a)	2,796	96,210
Innoviva, Inc.(a)	4,031	69,938
Ligand Pharmaceuticals, Inc.(a)	1,383	148,189
Organon & Co.	18,846	281,182
Pacira BioSciences, Inc.(a)	3,379	63,660
Phibro Animal Health Corp., Class A	1,586	33,306
Prestige Consumer Healthcare, Inc.(a)	3,615	282,295
Supernus Pharmaceuticals, Inc.(a)	4,041	146,123
		1,701,373
Professional Services — 1.5%
CSG Systems International, Inc.	2,038	104,162
Heidrick & Struggles International, Inc.	1,493	66,155
Korn Ferry	3,806	256,715
NV5 Global, Inc.(a)	3,809	71,761
Robert Half, Inc.	7,427	523,306
Verra Mobility Corp., Class A(a)	12,060	291,611
		1,313,710
Real Estate Management & Development — 0.6%
Cushman & Wakefield PLC(a)	11,824	154,658
eXp World Holdings, Inc.	6,180	71,132
Kennedy-Wilson Holdings, Inc.	8,648	86,393
Marcus & Millichap, Inc.	1,761	67,376
St. Joe Co. (The)	2,778	124,816
		504,375
Residential REITs — 0.4%
Centerspace	1,179	77,991
Elme Communities	6,440	98,339
NexPoint Residential Trust, Inc.	1,617	67,509
Veris Residential, Inc.	5,914	98,350
		342,189
Retail REITs — 2.2%
Acadia Realty Trust	8,756	211,545
Curbline Properties Corp.	6,918	160,636
Getty Realty Corp.	3,704	111,602
Macerich Co. (The)	17,967	357,903
Phillips Edison & Co., Inc.	8,971	336,054
Retail Opportunity Investments Corp.	9,351	162,333
Saul Centers, Inc.	948	36,782
SITE Centers Corp.	3,453	52,796
Tanger, Inc.	8,100	276,453
Urban Edge Properties	9,138	196,467
Whitestone REIT	3,436	48,688
		1,951,259
Semiconductors & Semiconductor Equipment — 3.0%
Alpha & Omega Semiconductor Ltd.(a)	1,742	64,506
Axcelis Technologies, Inc.(a)	2,379	166,221
CEVA, Inc.(a)	1,729	54,550
Cohu, Inc.(a)	3,411	91,074
Diodes, Inc.(a)	3,390	209,061
FormFactor, Inc.(a)(b)	5,668	249,392
Ichor Holdings Ltd.(a)	2,468	79,519
Impinj, Inc.(a)	1,677	243,601
Kulicke & Soffa Industries, Inc.	3,942	183,934
MaxLinear, Inc.(a)	5,618	111,124
PDF Solutions, Inc.(a)	2,270	61,472
Penguin Solutions, Inc.(a)	3,900	74,841

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Photronics, Inc.(a)	4,636	$ 109,224
Semtech Corp.(a)(b)	6,173	381,800
SiTime Corp.(a)	1,385	297,124
SolarEdge Technologies, Inc.(a)(b)	4,429	60,234
Ultra Clean Holdings, Inc.(a)	3,297	118,527
Veeco Instruments, Inc.(a)	4,155	111,354
Wolfspeed, Inc.(a)	9,346	62,244
		2,729,802
Software — 4.3%
A10 Networks, Inc.	5,400	99,360
ACI Worldwide, Inc.(a)	7,675	398,409
Adeia, Inc.	7,996	111,784
Agilysys, Inc.(a)	1,636	215,478
Alarm.com Holdings, Inc.(a)	3,617	219,914
BlackLine, Inc.(a)	3,795	230,584
Box, Inc., Class A(a)	10,481	331,200
Clear Secure, Inc., Class A	6,880	183,283
DoubleVerify Holdings, Inc.(a)	10,275	197,383
InterDigital, Inc.	1,855	359,351
LiveRamp Holdings, Inc.(a)	4,776	145,047
MARA Holdings, Inc.(a)(b)	23,551	394,950
N-able, Inc.(a)	5,165	48,241
NCR Voyix Corp.(a)	10,681	147,825
Progress Software Corp.	3,140	204,571
SolarWinds Corp.	3,994	56,914
Sprinklr, Inc., Class A(a)	8,119	68,606
SPS Commerce, Inc.(a)	2,749	505,788
		3,918,688
Specialized REITs — 0.6%
Four Corners Property Trust, Inc.	7,079	192,124
Outfront Media, Inc.	10,081	178,837
Safehold, Inc.	3,346	61,834
Uniti Group, Inc.	17,864	98,252
		531,047
Specialty Retail — 4.1%
Advance Auto Parts, Inc.	4,342	205,333
American Eagle Outfitters, Inc.	12,790	213,209
Asbury Automotive Group, Inc.(a)	1,433	348,262
Bath & Body Works, Inc.	16,034	621,638
Boot Barn Holdings, Inc.(a)	2,234	339,166
Buckle, Inc. (The)	2,189	111,223
Caleres, Inc.	2,576	59,660
Foot Locker, Inc.(a)	6,039	131,409
Group 1 Automotive, Inc.	951	400,828
Guess?, Inc.	1,994	28,036
Leslie’s, Inc.(a)(b)	14,526	32,393
MarineMax, Inc.(a)	1,534	44,409
Monro, Inc.	2,192	54,362
National Vision Holdings, Inc.(a)	5,763	60,050
ODP Corp. (The)(a)	2,204	50,119
Sally Beauty Holdings, Inc.(a)(b)	7,455	77,905
Shoe Carnival, Inc.	1,293	42,772
Signet Jewelers Ltd.	3,223	260,128
Sonic Automotive, Inc., Class A	1,070	67,785
Upbound Group, Inc.	3,562	103,904
Urban Outfitters, Inc.(a)	4,118	225,996
Victoria’s Secret & Co.(a)	5,746	237,999
		3,716,586
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.(a)	3,480	$ 23,003
Xerox Holdings Corp.	8,464	71,351
		94,354
Textiles, Apparel & Luxury Goods — 1.7%
G-III Apparel Group Ltd.(a)	2,826	92,184
Hanesbrands, Inc.(a)	25,794	209,963
Kontoor Brands, Inc.	3,632	310,209
Oxford Industries, Inc.	1,080	85,083
Steven Madden Ltd.	5,283	224,633
VF Corp.	24,216	519,675
Wolverine World Wide, Inc.	5,859	130,070
		1,571,817
Trading Companies & Distributors — 1.5%
Air Lease Corp., Class A	7,580	365,432
Boise Cascade Co.	2,810	333,997
DNOW, Inc.(a)	7,745	100,762
DXP Enterprises, Inc.(a)	930	76,837
GMS, Inc.(a)	2,875	243,886
Rush Enterprises, Inc., Class A	4,561	249,897
		1,370,811
Water Utilities — 0.7%
American States Water Co.	2,766	214,974
California Water Service Group	4,352	197,276
Middlesex Water Co.	1,340	70,524
SJW Group	2,214	108,973
		591,747
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(a)	4,659	37,691
Shenandoah Telecommunications Co.	3,356	42,319
Telephone & Data Systems, Inc.	7,136	243,409
		323,419
Total Long-Term Investments — 98.2% (Cost: $78,707,661)		88,799,550
Short-Term Securities
Money Market Funds — 4.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(d)(e)(f)	2,611,296	2,612,602
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(d)(e)	1,586,178	1,586,178
Total Short-Term Securities — 4.7% (Cost: $4,198,068)		4,198,780
Total Investments — 102.9% (Cost: $82,905,729)		92,998,330
Liabilities in Excess of Other Assets — (2.9)%		(2,599,908)
Net Assets — 100.0%		$ 90,398,422
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Small-Cap ETF
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 2,022,533	$ 589,828(a)	$ —	$ 178	$ 63	$ 2,612,602	2,611,296	$ 10,881(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	2,555,741	—	(969,563)(a)	—	—	1,586,178	1,586,178	67,514	—
				$ 178	$ 63	$ 4,198,780		$ 78,395	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index	24	03/21/25	$ 270	$ (10,447)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/18/26–08/19/26	$ 482,072	$ (33,310)(c)	$ 449,201	0.5%
	Monthly	HSBC Bank PLC(d)	02/09/28	283,433	(14,303)(e)	270,300	0.3
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	636,049	(48,030)(g)	589,761	0.7
					$ (95,643)	$ 1,309,262
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(439) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(1,170) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(1,742) of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-150 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Small-Cap ETF
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination dates August 18, 2026 to August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp.	183	$ 6,932	1.5%
Axos Financial, Inc.	5	349	0.1
Bancorp, Inc. (The)	149	7,842	1.7
BankUnited, Inc.	238	9,084	2.0
Banner Corp.	129	8,613	1.9
Berkshire Hills Bancorp, Inc.	189	5,373	1.2
Brookline Bancorp, Inc.	174	2,053	0.5
Cathay General Bancorp	210	9,998	2.2
Central Pacific Financial Corp.	96	2,789	0.6
Community Financial System, Inc.	81	4,996	1.1
Eagle Bancorp, Inc.	28	729	0.2
First BanCorp/Puerto Rico	654	12,158	2.7
First Commonwealth Financial Corp.	141	2,386	0.5
First Financial Bancorp	222	5,967	1.3
Fulton Financial Corp.	299	5,765	1.3
Hanmi Financial Corp.	107	2,527	0.6
Heritage Financial Corp.	107	2,622	0.6
Hope Bancorp, Inc.	70	860	0.2
Independent Bank Corp.	130	8,345	1.9
Lakeland Financial Corp.	45	3,094	0.7
National Bank Holdings Corp., Class A	7	301	0.1
NBT Bancorp, Inc.	148	7,069	1.6
OFG Bancorp	57	2,412	0.5
Pacific Premier Bancorp, Inc.	288	7,177	1.6
Pathward Financial, Inc.	78	5,739	1.3
Preferred Bank	101	8,724	1.9
Provident Financial Services, Inc.	627	11,831	2.6
Renasant Corp.	3	107	0.0
S&T Bancorp, Inc.	100	3,822	0.8
Seacoast Banking Corp. of Florida	186	5,121	1.1
Southside Bancshares, Inc.	27	858	0.2
TrustCo Bank Corp.	65	2,165	0.5
Trustmark Corp.	186	6,579	1.5
United Community Banks, Inc.	344	11,115	2.5
Veritex Holdings, Inc.	9	244	0.1
Westamerica BanCorp	17	892	0.2
WSFS Financial Corp.	159	8,448	1.9
		185,086
Capital Markets
Moelis & Co., Class A	57	4,211	0.9
Commercial Services & Supplies
Pitney Bowes, Inc.	1,420	10,281	2.3
Consumer Finance
Bread Financial Holdings, Inc.	1,013	61,854	13.7
Green Dot Corp., Class A	203	2,160	0.5
		64,014
Containers & Packaging
Sealed Air Corp.	184	6,225	1.4
	Shares	Value	% of Basket Value
Diversified Consumer Services
Perdoceo Education Corp.	312	$ 8,259	1.8%
Financial Services
Jackson Financial, Inc., Class A	457	39,796	8.9
Payoneer Global, Inc.	757	7,600	1.7
		47,396
Insurance
Employers Holdings, Inc.	68	3,484	0.8
Genworth Financial, Inc., Class A	387	2,705	0.6
Horace Mann Educators Corp.	162	6,355	1.4
Lincoln National Corp.	486	15,411	3.4
ProAssurance Corp.	163	2,594	0.6
Stewart Information Services Corp.	133	8,976	2.0
		39,525
Machinery
Gates Industrial Corp. PLC	801	16,476	3.7
Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	3,337	46,217	10.3
Office REITs
Douglas Emmett, Inc.	1,159	21,511	4.8
Net Value of Reference Entity — Goldman Sachs Bank USA		$449,201
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp.	220	$ 8,333	3.1%
Bancorp, Inc. (The)	60	3,158	1.2
Bank of Hawaii Corp.	149	10,615	3.9
BankUnited, Inc.	83	3,168	1.2
Banner Corp.	13	868	0.3
Berkshire Hills Bancorp, Inc.	193	5,487	2.0
Cathay General Bancorp	33	1,571	0.6
Central Pacific Financial Corp.	147	4,270	1.6
First BanCorp/Puerto Rico	123	2,286	0.8
Hanmi Financial Corp.	382	9,023	3.3
Independent Bank Corp.	31	1,990	0.7
NBT Bancorp, Inc.	122	5,827	2.2
Pacific Premier Bancorp, Inc.	104	2,592	1.0
Preferred Bank	47	4,060	1.5
S&T Bancorp, Inc.	1	38	0.0
TrustCo Bank Corp.	67	2,232	0.8
Trustmark Corp.	46	1,627	0.6
United Community Banks, Inc.	109	3,522	1.3
		70,667

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Capital Markets
Artisan Partners Asset Management, Inc., Class A	139	$ 5,984	2.2%
Moelis & Co., Class A	1,459	107,791	39.9
		113,775
Commercial Services & Supplies
Pitney Bowes, Inc.	1,074	7,776	2.9
Consumer Finance
Bread Financial Holdings, Inc.	222	13,555	5.0
Green Dot Corp., Class A	936	9,959	3.7
		23,514
Financial Services
Payoneer Global, Inc.	451	4,528	1.7
Insurance
Employers Holdings, Inc.	74	3,791	1.4
Genworth Financial, Inc., Class A	1,347	9,416	3.5
Horace Mann Educators Corp.	18	706	0.2
Lincoln National Corp.	906	28,729	10.6
ProAssurance Corp.	167	2,657	1.0
Stewart Information Services Corp.	19	1,282	0.5
		46,581
Office REITs
Douglas Emmett, Inc.	169	3,137	1.2
Oil, Gas & Consumable Fuels
Green Plains, Inc.	34	322	0.1
Net Value of Reference Entity — HSBC Bank PLC		$270,300
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Atlantic Union Bankshares Corp.	2	$ 76	0.0%
	Shares	Value	% of Basket Value
Banks (continued)
Cathay General Bancorp	119	$ 5,665	1.0%
Central Pacific Financial Corp.	35	1,017	0.2
Community Financial System, Inc.	87	5,366	0.9
Fulton Financial Corp.	318	6,131	1.0
National Bank Holdings Corp., Class A	13	560	0.1
Pathward Financial, Inc.	12	883	0.2
Preferred Bank	199	17,190	2.9
Provident Financial Services, Inc.	1,292	24,380	4.1
United Community Banks, Inc.	13	420	0.1
Veritex Holdings, Inc.	9	244	0.0
		61,932
Consumer Finance
Bread Financial Holdings, Inc.	715	43,658	7.4
Green Dot Corp., Class A	2,118	22,536	3.8
		66,194
Containers & Packaging
Sealed Air Corp.	508	17,186	2.9
Financial Services
Jackson Financial, Inc., Class A	4,520	393,602	66.8
Payoneer Global, Inc.	183	1,837	0.3
		395,439
Insurance
Lincoln National Corp.	1,147	36,371	6.2
Office REITs
Douglas Emmett, Inc.	681	12,639	2.1
Net Value of Reference Entity — JPMorgan Chase Bank NA		$589,761

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited)  (continued)
December 31, 2024
iShares® ESG Screened S&P Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not be a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 88,799,550	$ —	$ —	$ 88,799,550
Short-Term Securities
Money Market Funds	4,198,780	—	—	4,198,780
	$ 92,998,330	$ —	$ —	$ 92,998,330
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (10,447)	$ (95,643)	$ —	$ (106,090)
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust